Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000086266 [Member]
Shareholder Report [Line Items]
Fund Name	Private Capital Management Value Fund
Class Name	Class I
Trading Symbol	VFPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Private Capital Management Value Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.private‑cap.com/prospectus‑and‑documents/. You can also request this information by contacting us at (888) 568‑1267.
Additional Information Phone Number	(888) 568‑1267
Additional Information Website	https://www.private‑cap.com/prospectus‑and‑documents/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Private Capital Management Value Fund (Class I / VFPIX)	$70	1.20%*
* Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.20% [1]
Net Assets	$ 63,132,163
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 205,848
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$63,132,163
Total number of portfolio holdings	24
Total advisory fee paid, net	$205,848
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Financials	26.3%
Health Care	17.2%
Communication Services	14.8%
Industrials	9.9%
Consumer Discretionary	7.2%
Information Technology	7.1%
Materials	1.7%
Energy	1.5%
Short-Term Investment	14.1%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%

[1]	Annualized